Gordon Feinblatt LLC

Attorneys at Law

Andrew D. Bulgin 410-576-4280 FAX 410-576-4197 abulgin@gfrlaw.com	233 East Redwood Street Baltimore, Maryland 21202-3332 410-576-4000 www.gfrlaw.com

August 15, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Mara L. Ransom

Re:	Crumbs Bake Shop, Inc.
Pre-Effective Amendment No. 1
Registration Statement on Form S-3 (File No. 333-189415)

Ladies and Gentlemen:

On behalf of Crumbs Bake Shop, Inc. (the “Company”), we hereby transmit for filing the Company’s Pre-Effective Amendment No. 1 to the above-referenced Registration Statement on Form S-3 (the “Registration Statement”), along with a marked copy of the Registration Statement which reflects the revisions thereto.

Under separate cover, the Company has concurrently transmitted its responses to the comments provided to the Company by the staff of the Securities and Exchange Commission in a letter dated July 16, 2013 relating to the Registration Statement.

Should you have any questions, please contact the undersigned at (410) 576-4280.

Sincerely,

/s/ Andrew D. Bulgin

Andrew D. Bulgin

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